Taxes - Schedule of Deferred Tax Assets (Details)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)
Deferred tax assets:
Provision for credit losses	¥ 3,791,377	$ 532,572	¥ 2,763,034
Net operating loss	1,883,721	264,604
Less valuation allowance	(1,425,595)	(200,252)	(40,801)
Total deferred tax assets, net	¥ 4,249,503	$ 596,924	¥ 2,722,233	$ 382,390	¥ 2,730,500	¥ 2,723,041